Note 8 - Annual Maturities of Long-Term Debt (Details) $ in Millions	Dec. 31, 2015 USD ($)
Annual Maturities Of Long Term Debt [Abstract]
2016	$ 4
2017	4
2018	4
2019	392
2020	271
2021 and thereafter	2
Total	677
2016	4
2017	4
2018	4
2019	397
2020	276
2021 and thereafter	2
Total	$ 687